ACCOUNTS PAYABLE AND ACCRUED LIABILITIES - Reclamation provision (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
Balance, beginning of year	$ 1,411,293
Additions to reclamation provision	1,327,278	$ 1,411,293
Change in estimate	2,687
Reclamation costs incurred	(1,456,227)
Balance, end of year	$ 1,285,031	$ 1,411,293